Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions (Details) [Line Items]
Related party debt rate of interest percentage	1.86%
Deferred fulfillment costs current		$ 13,400		$ 13,400		$ 3,500	$ 21,000
Contract with customers liabilities current		23,765		23,765		22,331	30,637	$ 20,716
Contract with customer liability revenue recognized				(7,084)		(29,743)	(2,111)
Affiliate Of The Primary Investor [Member] | Customer Contract [Member]
Related Party Transactions (Details) [Line Items]
Deferred fulfillment costs current		500		500		1,400	600
Contract with customers liabilities current		1,400		1,400		4,600	7,400
Contract with customer liability revenue recognized		1,500	$ 2,400	3,100	$ 6,200	9,800	4,800
Cost of revenue relating to customer contracts recognized		$ 400	$ 1,100	$ 1,200	$ 2,700	$ 4,300	$ 2,100
Executive Officer [Member] | Partial Recourse Secured Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Debt instrument face value	$ 9,900
Related party debt rate of interest percentage	1.86%
Percentage of the unpaid principal balance for which the related party is personally liable	51.00%
Restricted stock issued during the period shares	1,191,872